UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Metropolitan West Securities Inc.
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 150
           Newport Beach, CA  92660
           -----------------------------------------------------

Form  13F  File  Number:  28-05507
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Allbritton
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  (949) 718-9701
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Allbritton              Newport Beach, CA              11/02/2000
-------------------------              -----------------              ----------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:               1
                                              ----

Form  13F  Information  Table  Entry  Total:    33
                                              ----

Form  13F  Information  Table  Value  Total:  $484
                                              ----


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.   Form 13F File Number  Name
  01  28-05723              Metropolitan West Capital Management, LLC
----  --------------------  ----------------------------------------------------


     [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ALCATEL SA ADR                 ADR              013904305       19     300          SOLE              300      0    0
ANHEUSER BUSCH COS INC         COM              035229103       17     400          SOLE              400      0    0
ARDEN REALTY GROUP INC.        COM              039793104       12     450          SOLE              450      0    0
AVENTIS SPONSORED ADR          ADR              053561106       19     250          SOLE              250      0    0
COMERICA INC.                  COM              200340107       15     250          SOLE              250      0    0
DEAN FOODS CO                  COM              242361103       13     400          SOLE              400      0    0
DOW CHEMICAL                   COM              260543103       10     400          SOLE              400      0    0
DUKE ENERGY CORP               COM              264399106       17     200          SOLE              200      0    0
ENRON CORP                     COM              293561106       22     250          SOLE              250      0    0
FEDERATED DEPART STORES INC    COM              31410H101        8     300          SOLE              300      0    0
FLEET BOSTON FINL CORP         COM              339030108       18     450          SOLE              450      0    0
GILLETTE COMPANY               COM              375766102       14     450          SOLE              450      0    0
HALLIBURTON CO (HOLDING CO)    COM              406216101       15     300          SOLE              300      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106       14     400          SOLE              400      0    0
IMC GLOBAL INC                 COM              449669100       10     700          SOLE              700      0    0
INTERNATIONAL BUSINESS MACHINE COM              459200101       11     100          SOLE              100      0    0
KIMBERLY CLARK                 COM              494368103       14     250          SOLE              250      0    0
KROGER CO                      COM              501044101       16     700          SOLE              700      0    0
LILLY (ELI) & CO               COM              532457108       16     200          SOLE              200      0    0
MATSUSHITA ELEC INDL           ADR              576879209       18      70          SOLE               70      0    0
MINNESOTA MINING & MFG CO      COM              604059105       18     200          SOLE              200      0    0
MOLEX INC - CLASS A            COM              608554200       19     450          SOLE              450      0    0
MOTOROLA INC                   COM              620076109       14     500          SOLE              500      0    0
POHANG IRON & STEEL SPNSRD ADR ADR              730450103        9     500          SOLE              500      0    0
SBC COMMUNICATIONS INC         COM              78387G103       18     350          SOLE              350      0    0
SANWA BANK LTD ADR             ADR              803030204       13     150          SOLE              150      0    0
TELEFONICA SA -SPON ADR        ADR              879382208       12     200          SOLE              200      0    0
TEXACO INC                     COM              881694103       16     300          SOLE              300      0    0
TRIGON HEALTHCARE INC.         COM              89618L100       18     350          SOLE              350      0    0
UNUMPROVIDENT CORP             COM              91529Y106       12     450          SOLE              450      0    0
WASHINGTON MUTUAL INC          COM              939322103       14     350          SOLE              350      0    0
WEYERHAEUSER COMPANY           COM              962166104       12     300          SOLE              300      0    0
XEROX CORP                     COM              984121103       11     700          SOLE              700      0    0